SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 292,721,361	$ 566,291,755	$ 517,219,177
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	65,979,111	57,314,051	28,200,774
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	45,429,510	170,680,970	63,466,986
Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	656,723	4,432,090	19,171,470
Belgium [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,953,916	46,114,145	11,850,788
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	19,758,758	58,439,157	8,745,007
Czech Republic and Slovakia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,699,269	28,259,894	3,837,593
Bulgaria [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	22,300,958
UK [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,844,591
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	34,582,052	42,375,518	12,488,306
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	208,204,888	407,615,825	147,760,924
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	29,148,928	38,086,463	330,377,693
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	867,177	49,415,452
South Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	14,244	7,234	8,208,136
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	39,605,278	32,599,218	7,925,457
America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,932,147	3,991,732	6,532,809
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 12,948,699	$ 34,575,831	$ 16,414,158